SCHEDULE IV - Reinsurance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reinsurance Premiums For Insurance Companies By Product Segment Net Amount [Abstract]
Gross amount	$ 261,760	$ 251,492	$ 252,577
Ceded to other companies	446,565	374,235	301,143
Assumed from other companies	5,209,786	5,092,339	5,317,744
Net amount	$ 5,024,981	$ 4,969,596	$ 5,269,178
Percentage of amount assumed to net	104.00%	102.00%	101.00%
Life reinsurance in force
Gross amount	$ 0	$ 0	$ 0
Ceded to other companies	15,136,473	1,930,291	2,189,254
Assumed from other companies	295,171,940	167,198,163	180,825,066
Net amount	$ 280,035,467	$ 165,267,872	$ 178,635,812
Percentage of amount assumed to net	105.00%	101.00%	101.00%
Life [Member]
Reinsurance Premiums For Insurance Companies By Product Segment Net Amount [Abstract]
Gross amount	$ 0	$ 0	$ 0
Ceded to other companies	18,094	4,695	4,802
Assumed from other companies	944,752	778,754	873,854
Net amount	$ 926,658	$ 774,059	$ 869,052
Percentage of amount assumed to net	102.00%	101.00%	101.00%
Accident and health [Member]
Reinsurance Premiums For Insurance Companies By Product Segment Net Amount [Abstract]
Gross amount	$ 105,634	$ 89,623	$ 89,535
Ceded to other companies	37,150	46,568	57,978
Assumed from other companies	341,681	300,145	308,904
Net amount	$ 410,165	$ 343,200	$ 340,461
Percentage of amount assumed to net	83.00%	87.00%	91.00%
Property and casualty [Member]
Reinsurance Premiums For Insurance Companies By Product Segment Net Amount [Abstract]
Gross amount	$ 156,126	$ 161,869	$ 163,042
Ceded to other companies	391,321	322,972	238,363
Assumed from other companies	3,923,353	4,013,440	4,134,986
Net amount	$ 3,688,158	$ 3,852,337	$ 4,059,665
Percentage of amount assumed to net	106.00%	104.00%	102.00%